Shareholder Report, Line Graph (Details) 193203_LifeX 2065 Longevity Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jan. 03, 2025	Dec. 31, 2025	Dec. 31, 2025
LifeX 2065 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			LifeX 2065 Longevity Income ETF NAV
Accumulated Value	$ 10,000		$ 10,504
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Index
Accumulated Value	$ 10,000	$ 10,643